NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 3,600,382	$ 513,877	¥ 2,955,709	¥ 2,844,037
Net income attributable to ordinary shareholders	¥ 3,600,382	$ 513,877	¥ 2,955,709	¥ 2,844,037
Denominator:
Weighted average number of shares - basic	2,565,138,656	2,565,138,656	2,545,968,813	2,532,109,710
Adjustments for dilutive options and RSUs	3,034,385	3,034,385	2,033,237	453,592
Weighted average number of shares - diluted	2,568,173,041	2,568,173,041	2,548,002,050	2,532,563,302
Basic net income per share attributable to ordinary shareholders | (per share)	¥ 1.4	$ 0.2	¥ 1.16	¥ 1.12
Diluted net income per share attributable to ordinary shareholders | (per share)	¥ 1.4	$ 0.2	¥ 1.16	¥ 1.12
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,034,385	3,034,385	2,033,237	453,592